Impairment of Exploration and Evaluation and Oil and Gas Properties And Goodwill	12 Months Ended
Dec. 31, 2022
Text Block [abstract]
Impairment of exploration and evaluation and oil and gas properties and goodwill
B.4	Impairment of exploration and evaluation, oil and gas properties and goodwill
Exploration and evaluation
Impairment testing
The recoverability of the carrying amount of exploration and evaluation assets is dependent on successful development and commercial exploitation, or alternatively sale of the respective AOI.
Each AOI is reviewed half-yearly to determine whether economic quantities of hydrocarbons have been found, or whether further exploration and evaluation work is underway or planned to support continued carry forward of capitalised costs. Where a potential impairment is indicated for an AOI, an assessment is performed using a fair value less costs to dispose (FVLCD) method to determine its recoverable amount. Upon approval for commercial development, exploration and evaluation assets are assessed for impairment before they are transferred to oil and gas properties.
Impairment calculations
The recoverable amounts of exploration and evaluation assets are determined using FVLCD, as there is no value in use (VIU). Costs to dispose are the incremental costs directly attributable to the disposal of an asset, excluding finance costs and income tax expense.
If the carrying amount of an AOI exceeds its recoverable amount, the AOI is written down to its recoverable amount and an impairment loss is recognised in the consolidated income statement.
For assets previously impaired, if the recoverable amount exceeds the carrying amount, the impairment is reversed, but only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been recognised if no impairment had occurred.
Oil and gas properties
Impairment testing
The carrying amounts of oil and gas properties are assessed half-yearly to determine whether there is an indicator of impairment or impairment reversal for those assets which have previously been impaired. Indicators of impairment and impairment reversals include changes in reserves, expected future sales prices or costs.
Oil and gas properties are assessed for impairment indicators and impairments on a cash-generating unit (CGU) basis. CGUs are determined as offshore and onshore facilities, infrastructure and associated oil and/or gas fields.
If there is an indicator of impairment or impairment reversal for a CGU, its recoverable amount is calculated and compared with the CGU’s carrying value (refer to impairment calculations below).
Goodwill
For the purpose of impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated to each of the Group’s cash-generating units (CGUs) that are expected to benefit from the combination, irrespective of whether other assets or liabilities of the acquiree are assigned to those units. Goodwill is tested for impairment at least annually and more frequently if events or changes in circumstances indicate that it might be impaired. Impairment of goodwill is determined by assessing the recoverable amount of each CGU to which the goodwill relates and comparing it with its carrying value which includes deferred taxes (refer to impairment calculations below and Note B.5).
When part of an operation is disposed of, any goodwill associated with the disposed operation is included in the carrying amount of the operation in determining the gain or loss on disposal.

Goodwill and oil and gas impairment calculations
The recoverable amount of an asset or CGU is determined as the higher of its VIU and FVLCD.
VIU is determined by estimating future cash flows after taking into account the risks specific to the asset and discounting these to present value using an appropriate discount rate.
FVLCD is the price that would be received to sell the asset in an orderly transaction between market participants and does not reflect the effects of factors that may be specific to the Group. In determining FVLCD, recent market transactions are considered. If no such transactions can be identified, an appropriate valuation model, such as discounted cash flow techniques, are applied on a post-tax
basis using an appropriate discount rate and estimates are made about the assumptions market participants would use when pricing the asset or CGU.
If the carrying amount of an asset or CGU, including any allocated goodwill, exceeds its recoverable amount, the asset or CGU is written down to its recoverable amount and an impairment loss is recognised in the consolidated income statement. Any impairment losses are first allocated to reduce the carrying amount of any goodwill allocated, with the remaining impairment losses allocated to the relevant assets.
If the recoverable amount of an asset or CGU exceeds its carrying amount, and that asset has previously been impaired, the impairment is reversed. The carrying amount of the asset or CGU is increased to its recoverable amount, but only to the extent that the carrying amount does not exceed the value that would have been determined, net of depreciation or amortisation, if no impairment had been recognised. Impairments of goodwill are not reversed.
For the year ended 31 December 2022
Goodwill allocation
The Group performed its annual goodwill impairment test as at 31 December 2022.
The carrying amount of goodwill allocated to each CGU, or groups of CGUs and excess recoverable amounts are as follows:

Segment	CGU	Goodwill carrying amount 1	Excess of recoverable amount over CGU carrying amount 2
		US$m	US$m
Australia	Pluto-Scarborough	2,955	7,656
Australia	NWS Gas	394	1,399
International	Shenzi	469	401
International	Atlantis	513	189
International	Other goodwill	283	107
Total		4,614

1.	Carrying amount of goodwill as at 31 December 2021 was nil.
2.	Amounts are with reference to the total CGU value including goodwill.
Other goodwill of $283 million (2021: nil) has been allocated across a number of CGUs within the International segment. This represents less than one percent of net assets as at 31 December 2022.
Recognised impairment and impairment reversals
As at 31 December 2022, the Group assessed each AOI and CGU to determine whether an indicator of impairment or impairment reversal existed. The Group identified the following indicators of impairment reversals:

•	Wheatstone CGU – revision in short- and long-term LNG price assumptions and updated cost and production profiles.
For CGUs where goodwill has been allocated, no impairment was recognised as the recoverable amount exceeds the carrying amount of the CGU.

An impairment reversal was recognised for Wheatstone (refer to Note A.1), with results as follows:

			Impairment reversal
			Oil and gas properties

Segment	CGU	Recoverable amount US$m	Land and buildings US$m	Transferred exploration and evaluation US$m	Plant and equipment US$m	Total US$m
Australia	Wheatstone	3,456	87	30	783	900
Recoverable amounts have been determined using the FVLCD method using discounted cash flow projections, classified as Level 3 on the fair value hierarchy. The carrying amount of each CGU includes all assets allocated to the respective CGU. Refer to key estimates and judgements for further details.
Sensitivity analysis
Recoverable amount valuations are sensitive to changes in certain key accounting estimates and judgements (refer to key estimates and judgements for further details). Reasonable possible changes to these key assumptions are set out below:

•	Post tax discount rate – plus or minus 1.5% (representing a change of 150 basis points)
•	Commodity pricing – plus or minus 10%
•	Foreign exchange (FX) rate – plus or minus 12%
•	Production volumes – plus or minus 4%
Management’s analysis on the impact of reasonable possible changes to these assumptions on recoverable amounts is detailed below.
CGUs with impairment or impairment reversals
Changes in the following key assumptions have been estimated to result in a higher or lower carrying amount
1
than what was determined as at 31 December 2022:

		Sensitivity (US$m) 2

CGU	Discount rate increase 3	Discount rate decrease 3	Brent price increase	Brent price decrease	FX increase	FX decrease	Production increase 4	Production decrease 4

Wheatstone	(117)	127	294	(294)	(79)	79	116	(43)

1	Increases to carrying amounts are limited to historical impairment losses recognised, net of depreciation and amortisation, that would have been recognised had no impairment taken place.
2	The sensitivities represent the reasonable possible changes to discount rate, oil price, FX and production volumes assumptions.
3
The relationship between the discount rate and the carrying amount is non-linear and as such, sensitivities are unlikely to result in a symmetrical impact. Due to the non-linear relationship, the impact of changing the discount rate is likely to be greater at a lower discount rate than at a higher discount rate.

4
The relationship between production and the carrying amount is non-linear due to the proportion of fixed costs. Sensitivities are therefore unlikely to result in a symmetrical impact. A significant change in production volumes would typically require a reassessment of the asset concept and should not be interpreted in isolation.

A change in any of the above assumptions would likely have an impact on other assumptions which, when considered together, may offset. This does not incorporate decisions management may take in order to mitigate the change in assumptions.

CGUs with goodwill
The valuation of CGUs with goodwill are most sensitive to changes in commodity prices and discount rates. Reasonably possible changes in these estimates which could result in the estimated recoverable amount being equal to the carrying amount, assuming all other variables are held constant, are as follows:

	CGU	Commodity price 1		Nominal discount rate
		% change		(absolute terms)
Oil and gas properties	Pluto-Scarborough	N/A	2	N/A	2
Oil and gas properties	NWS Gas	N/A	2	N/A	2
Oil and gas properties	Shenzi	(7%	)	N/A	2
Oil and gas properties	Atlantis	(2%	)	10%
1.	Brent price applies to Pluto-Scarborough and NWS Gas. WTI price (Brent - $3/bbl) applies to Shenzi and Atlantis.
2.	Management considers there to be no reasonably possible changes in the respective estimate which, in isolation, would result in the estimated recoverable amount being equal to the carrying amount.
A change in any of the above assumptions would have an impact on other assumptions which when considered together may offset. This does not incorporate decisions management may take in order to mitigate the change in assumptions. Management considers there to be no reasonably possible changes in production volumes, carbon prices or foreign exchange rates that would, in isolation result in the estimated recoverable amount being equal to the carrying amount. Analysis of key assumptions which could result in the carrying value to equal the recoverable value provides a basis to assess the magnitude of a reasonable possible change to the carrying amounts of respective CGUs.

Key estimates and judgements

CGU determination
Identification of a CGU requires management judgement. In determining CGUs for acquired assets during the reporting period, management has assessed this based on the smallest group of assets that generate significant cash inflows that are independent from other assets or groups of assets.

Allocation of goodwill
Allocation of goodwill to the relevant CGUs requires management judgement. The goodwill arising from the merger has been allocated to relevant CGUs which are expected to benefit from the expected synergies as a result of the merger.

Recoverable amount calculation key assumptions
In determining the recoverable amount of CGUs, estimates are made regarding the present value of future cash flows when determining the FVLCD. These estimates require significant management judgement and are subject to risk and uncertainty, and hence changes in economic conditions can also affect the assumptions used and the rates used to discount future cash flow estimates.

The basis for each estimate used to determine recoverable amounts as at 31 December 2022 is set out below:

•
  Resource estimates – 2P and a portion of 2C reserves (where applicable) for oil and gas properties. The reserves are as disclosed in the Reserves and Resources Statement in the 31 December 2022 Annual Report.
•
  Inflation rate – an inflation rate of 2.0% has been applied for US based assets and 2.5% for Australian based assets.
•
  Foreign exchange rates – a rate of $0.75 US$:AU$ is based on management’s view of long-term exchange rates.
•
  Discount rates – a range of
post-tax
discount rates between 8% and 11.5% for CGUs has been applied. The discount rate reflects an assessment of the risks specific to the asset.
•
  Carbon pricing – a long-term price of US$80/tonne of emissions (real terms 2022) is based on management’s assumptions on carbon cost pricing and incorporates an evaluation of climate risk. This is applicable to Australian emissions that exceed facility-specific baselines in accordance with Australian regulations, as well as global emissions that exceed voluntary corporate net emissions targets. Woodside continues to monitor the uncertainty around climate change risks and will revise carbon pricing assumptions accordingly. Refer to Climate change and energy transition section within the basis of preparation for further information.
•
  LNG price – the majority of LNG sales contracts are linked to an oil price marker; accordingly the LNG prices used are consistent with oil price assumptions.
•

Brent oil prices – derived from long-term views of global supply and demand, building upon past experience of the industry and consistent with external sources. Prices are adjusted for premiums and discounts based on the nature and quality of the product. Brent oil price estimates have considered the risk of climate policies along with other factors such as industry investment and cost trends. There is significant uncertainty around how society will respond to the climate challenge; Woodside’s pricing assumptions reflect a ‘best estimate’ scenario in which global governments pursue decarbonisation as well as other goals such as energy security and economic development. As with carbon pricing, Woodside continues to monitor this uncertainty and will revise its oil pricing assumptions accordingly in its transition to a lower carbon economy. Further information on climate change risk is provided in the Climate change and energy transition section within the basis of preparation. The nominal Brent oil prices (US$/bbl) used were:

	2023	2024	2025	2026	2027	2028
31 December 2022 1	87	78	74	76	77	79

31 December 2021 2	71	68	69	70	72	73

1. Long-term oil prices are based on US$70/bbl (2022 real terms) from 2025 and prices are escalated at 2.0% onwards.
2. Long-term oil prices are based on US$65/bbl (2022 real terms) from 2024 and prices are escalated at 2.0% onwards.

For the year ended 31 December 2021
Recognised impairment and impairment reversals
As at 31 December 2021, the Group identified the following indicators for impairment and impairment reversals:

•	Pluto-Scarborough and Wheatstone CGU - a reduction of 2P total reserves within the Greater Pluto and Wheatstone reserves and resources estimates.
•
Pluto-Scarborough CGU - additional value generated by Scarborough and Pluto Train 2, which have been combined with Pluto into a new Pluto-Scarborough CGU following the final investment decision for Scarborough and Pluto Train 2 in November 2021.

•	North West Shelf CGU - updated cost and production profiles, including the impact of third-party processing agreements, and short-term pricing assumptions.
•	NWS Oil (Okha) CGU - the reclassification to a late life oil asset due to natural reservoir decline and short-term pricing assumptions.

No impairment was recognised for Wheatstone and NWS Oil (Okha) as the recoverable amount exceeds the carrying amount of the CGU.
Impairment reversals were recognised for Pluto-Scarborough and NWS Gas (refer to Note A.1). The results were as follows:

			Impairment reversal
			Oil and gas properties
Segment	CGU	Recoverable amount US$m	Land and buildings US$m	Transferred exploration and evaluation US$m	Plant and equipment US$m	Projects in development US$m	Total US$m
Producing and Development	Pluto-Scarborough	17,474	42	53	563	24	682
Producing	North West Shelf	2,425	2	13	348	13	376
	Total	19,899	44	66	911	37	1,058
The recoverable amounts were determined using the VIU method. The carrying amounts of the CGUs include all assets allocated to the CGU. Refer to key estimates and judgements for further details
.
Sensitivity analysis
Changes in the following key assumptions were estimated to result in a higher or lower carrying amounts
1
than what was determined as at 31 December 2021:

			Sensitivity (US$m) 2

			Discount rate: increase of 1% 3,4	Discount rate: decrease of 1%	Brent price: increase of 10%	Brent price: decrease of 10%	FX: increase of 12% 5	FX: decrease of 12%
Oil and gas properties	Producing and Development	Pluto-Scarborough	-	-	-	-	-	-
	Producing	North West Shelf	-	-	-	(13)	-	-
		Wheatstone	(159)	178	438	(438)	(122)	122
		NWS Oil (Okha)	(4)	4	39	(39)	(28)	28

1.	Increases to carrying amounts are limited to historical impairment losses recognised, net of depreciation and amortisation that would have been incurred had no impairment taken place.
2.	The sensitivities represent reasonable possible changes to the discount rate, oil price and FX assumptions.
3.	A change of 1% represents 100 basis points.
4.
The relationship between the discount rate and carrying amount is non-linear
and as such, the sensitivities are unlikely to result in a symmetrical impact. Due to the non-linear
relationship, the impact of changing the discount rate is likely to be greater at a lower discount rate than at a higher discount rate.

5.	FX sensitivity of +12%/-12% was determined based on historical 5-year standard deviation of AU$/US$.
Impairment on
non-current
assets held for sale
The sale of a portion of the Wheatstone Construction Village resulted in an impairment loss of $10 million as the asset’s carrying value exceeded its FVLCD, which was determined based on the underlying sale agreements, classified as Level 3 on the fair value hierarchy.
For the year ended 31 December 2021, an
 impairment loss of $10 million was recognised in the Australia operating segment of Note A.1.

Key estimates and judgements

CGU determination
Identification of a CGU requires management judgement. For the year ended 31 December 2021, management has determined that the Scarborough and Pluto Train 2 development concept integrates with the existing Pluto onshore assets and is the smallest group of assets that generate significant cash inflows that are independent from other assets or group of assets.

Recoverable amount calculation key assumptions
In determining the recoverable amount of CGUs, estimates are made regarding the present value of future cash flows when determining the VIU. These estimates require significant management judgement and are subject to risk and uncertainty, and hence changes in economic conditions can also affect the assumptions used and the rates used to discount future cash flow estimates.

The basis for each estimate used to determine recoverable amounts as at 31 December 2021 is set out below:

•

Resource estimates – 2P reserves for oil and gas properties, except for NWS Oil (Okha) which is based on 1P reserves due to the reclassification to a late life asset. The reserves are as disclosed in the Reserves and resources statement in the 31 December 2021 Annual Report.
•
  Inflation rate – an inflation rate of 2.0% has been applied.
•
  Foreign exchange rates – a rate of $0.75 US$:AU$ is based on management’s view of long-term exchange rates.
•
  Discount rates – a range of
pre-tax
discount rates between 8.9% and 11.6%
(post-tax
discount rate
7.5%-8.5%)
for CGUs has been applied. The discount rate reflects an assessment of the risks specific to the asset.
•
  An evaluation of climate risk is reflected in Woodside’s assumptions on carbon cost pricing, including a long-term Australian carbon price of US$80/tonne of emissions (real terms 2022). This is applicable to Australian emissions that exceed facility-specific baselines in accordance with Australian regulations, as well as global emissions that exceed voluntary corporate net emissions targets. Woodside continues to monitor the uncertainty around climate change risks and will revise carbon pricing assumptions accordingly.
•
  LNG price – the majority of LNG sales contracts are linked to an oil price marker; accordingly the LNG prices used are consistent with oil price assumptions.
•
  Brent oil prices – derived from long-term views of global supply and demand, building upon past experience of the industry and consistent with external sources. Prices are adjusted for premiums and discounts based on the nature and quality of the product. Brent oil price estimates have considered the risk of climate policies along with other factors such as industry investment and cost trends. There is significant uncertainty around how society will respond to the climate challenge; Woodside’s pricing assumptions reflect a ‘most-likely’ scenario in which global governments pursue decarbonisation as well as other goals such as energy security and economic development. As with carbon pricing, Woodside continues to monitor this uncertainty and will revise its oil pricing assumptions accordingly in its transition to a lower carbon economy. Further information on climate change risk is provided in Woodside’s Climate Report 2021. The nominal Brent oil prices (US$/bbl) used were:

	2022	2023	2024	2025	2026	2027
31 December 2021 1	73	71	68	69	70	72

30 June 2020 2	57	62	67	72	73	75

1. Based on US$65/bbl (2022 real terms) from 2024
with
prices escalated at 2.0% annually thereafter.
2. Based on US$65/bbl (2020 real terms) from 2025 with prices escalated at 2.0% annually thereafter.